Cover	Feb. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2022
Entity File Number	000-55036
Entity Registrant Name	NETCAPITAL INC.
Entity Central Index Key	0001414767
Entity Tax Identification Number	87-0409951
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	1 Lincoln Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(339)
Local Phone Number	368-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false